Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory	$ 3,191,140	$ 2,538,342
Lubricant [Member]
Inventory	2,820,330	2,538,342
Bunkers [Member]
Inventory	$ 370,810	$ 0